Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Current	Deferred	Total
Year ended March 31, 2016 (INR)	28,667	299,078	327,745
Year ended March 31, 2017 (INR)	509,083	383,250	892,333
Year ended March 31, 2018 (INR)	16,316	(269,198)	(252,882)
Year ended March 31, 2018 (US$)	251	(4,134)	(3,884)

Summary of Income/(Loss) Before Income Taxes

Income/(loss) before income taxes is as follows:

	March 31,
	2016	2017	2018	2018
	(INR)	(INR)	(INR)	(US$)
Domestic operations	(56,881)	(28,504)	61,995	952
Foreign operations	(1,270,214)	(270,732)	(1,337,106)	(20,536)

Total	(1,327,095)	(299,236)	(1,275,111)	(19,584)

Summary of Net Deferred Income Taxes

Net Deferred income taxes in the consolidated balance sheet as follows:

	March 31,
	2017	2018	2018
	(INR)	(INR)	(US$)
Deferred tax assets	209,618	1,767,733	27,150
Less: Valuation allowance	(12,845)	(715,340)	(10,987)

Net deferred tax assets	196,773	1,052,393	16,163
Deferred tax liability	1,078,255	892,138	13,702

Change in Valuation Allowance for Deferred Tax Assets

Change in valuation allowance on deferred tax assets as of March 31, 2017 and March 31, 2018 is as follows:

	March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Opening valuation allowance	8,569	12,845	197
Valuation allowance on adoption of ASU 2016-16	—	1,154,053	17,725
Movement during the Year	4,274	(451,558)	(6,935)

Closing valuation allowance	12,845	715,340	10,987

Components of Net Deferred Income Tax Assets and Liabilities

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Deferred tax assets:
Net operating loss	12,845	550,923	8,461
Tax on Inter — Company margin	—	500,474	7,687
Deferred revenue	192,267	216,225	3,321
Asset retirement obligation	6,707	79,325	1,218
Depreciation and amortization	—	957,272	14,702
Minimum alternate tax credit	165,345	456,152	7,006
Allowance for doubtful accounts	415	15,541	239
Other deductible temporary difference	44,975	59,410	912
Gross deferred tax assets	422,554	2,835,322	43,547

Valuation allowance	(12,845)	(715,340)	(10,987)

Total net deferred tax assets	409,709	2,119,982	32,560

Deferred tax liabilities:
Depreciation and amortization	(1,261,828)	(1,911,206)	(29,353)
Other comprehensive income	(10,028)	(48,518)	(745)
Other deductible temporary difference	(19,335)	—	—

Total gross deferred tax liabilities	(1,291,191)	(1,959,724)	(30,099)

Net deferred tax (liability) asset	(881,482)	160,258	2,461

Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes

The effective income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

	For the Year ended March 31,
	2016		2017		2018
	Tax	%	Tax	%	Tax	%	US$
Statutory income tax benefit	(459,308)	(34.61)%	(103,494)	(34.60)%	(445,523)	(34.94)%	(6,843)
Temporary differences reversing in the Tax Holiday Period	428,034	32.25%	223,897	74.87%	333,565	26.12%	5,123
Taxes on intercompany transaction reversing in the Tax Holiday Period	256,143	19.30%	741,474	247.96%	—	0.00%	—
Impact of changes in tax rate	—	—	—	—	112,547	8.83%	1,729
Permanent timing differences	—	—	—	—	116,739	9.16%	1,793
Valuation allowance created / (reversed) during the year	8,532	0.64%	4,274	1.42%	(451,558)	(35.41)%	(6,935)
Other difference	94,344	7.11%	26,180	8.55%	81,348	6.38%	1,249

Total	327,745	24.70%	892,333	298.20%	(252,882)	(19.8)%	(3,884)